Annual Total Returns [BarChart] - First Trust RiverFront Dynamic Europe ETF - First Trust RiverFront Dynamic Europe ETF	Mar. 01, 2021
Bar Chart Table:
2017	27.26%
2018	(17.28%)
2019	23.23%
2020	6.86%